Prepayments, receivables, and other current assets, net and other non-current assets, net - Prepayments, receivables and other current assets, net and non current assets, net table (Details)
¥ in Thousands, $ in Thousands
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments, receivables and other current assets, net and other non-current assets net
Deductible VAT-input	¥ 1,553,800		¥ 1,871,768
Prepayments for promotion and advertising expenses and other operation expenses	371,149		175,267
Advances to employees	303,050		200,698
Prepayments for insurance costs	239,417		288,858
Inventories, net	197,957		261,550
Rental deposits and other deposits, net	189,840		346,032
Payments to drivers and partners on behalf of end users	148,971		157,653
Short-term finance lease receivables, net	44,020		91,067
Interest receivables	13,293		13,142
Other current assets, net	896,478		507,130
Total	3,957,975	$ 621,093	3,913,165
Deductible VAT-input	1,070,370
Rental deposits and other deposits, net-noncurrent portion	203,154
Prepayments for long-term investments	200,000		107,283
Prepayments for purchase of property and equipment, net, and other non-current assets, net	166,425		650,771
Long-term finance lease receivables, net	41,579		94,508
Others	17,942		32,361
Total	¥ 1,699,470	$ 266,682	¥ 884,923